Related Party Transactions - Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2024		Jun. 30, 2024		Jun. 30, 2023 [2]
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)		$ 298,726	[1]	$ 459,340	[1]	$ 131,684
Interest paid to commonly controlled entity		284	[1]	764	[1]	$ 764
Management and consulting services	[3]	$ 200,549		$ 9,125

[1]	The interest is accrued and not paid
[2]	The interest is accrued and not paid
[3]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.